Income taxes - Current and deferred income tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OTHER COMPREHENSIVE LOSS
Current taxes	$ 10	$ 127
Deferred taxes	103	(32)
Total income tax recovery	113	95
DEFICIT
Current taxes	9	11
Deficit	2	6
Total income tax recovery	$ 11	$ 17